Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Place of incorporation	Date of incorporation	Business engaged in	Effective ownership as of March 31 2022	Effective ownership as of March 31, 2021
ZY Holdings	Cayman Islands	July 5, 2016	Investment holding	100%	100%
China Bio	Republic of Seychelles	June 27, 2016	Investment holding	100%	100%
ZY HK	Hong Kong	June 13, 2016	Investment holding	100%	100%
ZY Shenzhen	PRC	June 10, 2014	Investment holding	100%	100%
BF Beijing	PRC	August 30, 2012	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of health supplements continuing nervonic acid	100%	100%
Dandong BF	PRC	March 11, 2019	Research, development and growing of Acer truncatum seedlings	100%	100%

COVID-19 outbreak

COVID-19 outbreak

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. We are uncertain as to when any new outbreaks of COVID-19 will be contained, and we cannot predict if the impact of any such outbreaks or associated lockdown measures will be short-lived or long-lasting. If the outbreaks of COVID-19 are not effectively controlled within a short period of time, our business, financial condition, results of operations and prospects may be materially and adversely affected. As such, it is uncertain as to the full magnitude that the pandemic will have on our financial condition, liquidity, and future results of operations. Management is actively monitoring the impact of the global situation on our financial condition, liquidity, operations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, we are not able to estimate the effects of the COVID-19 outbreak on our results of operations, financial condition, or liquidity for the year ended March 31, 2022.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include but not limited to the useful lives of property and equipment and capitalized development cost, impairment of long-lived assets, revenue recognition, valuation of accounts receivables, inventories and stock-based compensation, provision for contingent liabilities, and realization of deferred tax assets and uncertain tax positions. Actual results could differ from these estimates.

Foreign currency translation

Foreign currency translation

The subsidiaries within the Company maintain their books and records in their respective functional currency, Chinese Renminbi (“RMB”) and Hong Kong dollars (“HK$”), being the lawful currency in the PRC and Hong Kong, respectively. The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of operations and comprehensive loss.

The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:-

	2022	2021
Balance sheet items, except for equity accounts	RMB1=$0.1577 HK$1=$0.1277	RMB1=$0.1526 HK$1=$0.1286
Items in statements of income and cash flows	RMB1=$0.1558 HK$1=$0.1284	RMB1=$0.1475 HK$1=$0.1290

No representation is made that the RMB and HK$ amounts could have been, or could be, converted into U.S. dollars at the above rates.

Fair value measurement

Fair value measurement

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●

Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, prepayments, deposits and other current assets, accounts payable, customer deposits, salaries and benefits payables, and taxes payable approximates their recorded values due to their short-term maturities. The fair value of the long term prepayments, deposits and other assets approximate their carrying amounts because the deposits were paid in cash.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Cash

Cash

Cash comprise cash at banks and on hand, which includes deposits with original maturities of three months or less with commercial banks in the PRC. As of March 31, 2022 and 2021, cash balances were $101,719 and $194,590, respectively. The Company maintains bank accounts in the PRC, which is not freely convertible into foreign currencies. In addition, cash balances in bank accounts in the PRC are not insured by the Federal Deposit Insurance Corporation or other programs. While management believes that these banks are of high credit quality, it also continually monitors their creditworthiness. The Company and its subsidiaries have not experienced any losses in such accounts and do not believe the cash is exposed to any significant risk

Prepayments, deposits and other current assets, net

Prepayments, deposits and other current assets, net

Prepayment, deposits and other current assets, net, primarily consists of advances to suppliers for purchasing goods or services; deposits paid; prepaid expenses and other receivables. Prepayments, deposits and other current assets are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Accounts receivable, net

Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for doubtful accounts on such receivables. The allowance for doubtful accounts is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the Company’s customers’ ability to pay. An allowance is also made when there is objective evidence for the Company to reasonably estimate the amount of probable loss.

Accounts receivables are recorded at the invoiced amounts and presented net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts receivables are written off after exhaustive efforts at collection.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value on consolidated balance sheets. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving, damaged and lost goods, which is dependent upon factors such as historical and forecasted demand and prevailing market conditions. Write-downs are recorded in cost of revenues on the consolidated statements of operations and comprehensive loss.

Property and equipment, net

Property and equipment, net

Property and equipment, net, mainly comprise fixtures and furniture, computer and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives of the assets on a straight-line basis, after considering the estimated residual value.

The estimated useful lives are as follows:

Useful Life
Office equipment, fixtures and furniture	3-5 years
Computer equipment	3-5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and the related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is charged to the statement of operations and comprehensive loss.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including office equipment, furniture and fixtures, computer equipment and right of use asset are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Company would recognize an impairment loss based on the excess of the carrying value over the assessed discounted cash flow amount. For the years ended March 31, 2022 and 2021, the Company recognized nil impairment for the long-lived assets

Revenue recognition

Revenue recognition

The Company adopted Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers” (Topic 606) (“ASU 2014-09”). Under ASU 2014-09, the Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements:

•	identify the contract with a customer;
•	identify the performance obligations in the contract;
•	determine the transaction price;
•	allocate the transaction price to performance obligations in the contract; and
•	recognize revenue as the performance obligation is satisfied.

The Company evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. The Company is acting as the principal if it obtains control over the goods and services before they are transferred to customers. When the Company is primarily obligated in a transaction, is generally subject to inventory risk, has latitude in establishing prices, or has several but not all of these indicators, the Company acts as the principal and revenue is recorded on a gross basis. When the Company is not primarily obligated in a transaction, does not generally bear the inventory risk and does not have the ability to establish the price, the Company acts as the agent and revenue is recorded on a net basis.

The Company currently generates its revenue from the following main sources:

(a)	Sales of health care supplements

Sales of health care supplements are recognized at a point in time when title transfers and the risks and rewards of ownership have passed to customers and when the selling price has been fixed and collectability is reasonably assured. The Company does not provide its customers with the right of return (except for quality), after-sale warranty or price protection. There are no customer acceptance provisions associated with the Company’s products.

The Company is subject to value added tax at a range of 9% to 13% on the revenues earned from the sales of health care supplements in the PRC. The Company presents its revenue net of value added and other taxes, sales discounts and returns. There were insignificant product returns for the two years ended March 31, 2022 and hence no provision has been made for sales returns as of March 31, 2022 and 2021, respectively.

(b)	Technical supporting services

Technical supporting service income is recognized at a point in time when the services are rendered under the respective service contract terms and the contract amount is fixed by the service contract terms and collectability of service income is reasonably assured.

The Company is subject to value added tax at 6% on technical supporting service income in the PRC. The Company presents the technical supporting service income net of valued added tax.

(c)	Sales of Acer truncatum seedlings

Sales of Acer truncatum seedlings are recognized at a point in time when title transfers and the risks and rewards of ownership have passed to customers and when the selling price has been fixed and sales proceeds are received.

Revenue generated from the sale of Acer truncatum is exempted from value added tax in the PRC.

Cost of Revenues	Cost of Revenues The cost of revenue primarily consists of the cost of the inventory sold and cost of technical supporting services outsourced.
Research and development	Research and development Expenditure on research activities is recognized as an expense in the period in which it is incurred.
Government grant

Government grant

Government grant mainly represents amounts received from central and local governments in connection with the Company’s expenditure in research to technology development. Such amounts are recognized in the consolidated income statements upon receipt and when all conditions attached to the grant are fulfilled.

Stock-based compensation

Stock-based compensation

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment topic of ASC Topic 718, which requires recognition in the financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the vesting period or immediately if fully vested and non-forfeitable. The Financial Accounting Standards Board (“FASB”) also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

Operating leases

Operating leases

The Company adopted ASU 2016-02, Leases (Topic 842), on April 1, 2019, using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Company leases its offices which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of March 31, 2022 and 2021, respectively.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended March 31, 2022 and 2021. All of the tax returns of the Company’s subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing.

Value added tax (“VAT”)

Value added tax (“VAT”)

Revenue represents the invoiced value of products sold and services provided , net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold and services provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiary in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labour regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries with a cap as defined under the Chinese labour regulations. The Company has no legal obligation for the benefits beyond the contributions. The total employee benefits expensed as incurred were $78,685 and $42,065 for the years ended March 31, 2022 and 2021, respectively.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

The following table presents a reconciliation of basic and diluted loss per share for the years ended March 31, 2022 and 2021:

	2022	2021
Net loss	$1,125,565	$28,022

Weighted average number of ordinary shares outstanding
- basic and diluted	17,283,258	17,145,000

Net loss per share
- basic and diluted	$6.51 cents	$0.16 cents

For the year ended March 31, 2022, 13,000 ordinary shares exercisable under warrants were excluded from the EPS calculation, as their effects were anti-dilutive.

For the year ended March 31, 2021, no diluted loss per share has been presented as there were no potential ordinary shares outstanding.

Significant risk and uncertainties

Significant risk and uncertainties

(a)	Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash, restricted cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of March 31, 2022 and 2021, the aggregate amount of cash of $101,719 and $194,590, respectively, were held at major financial institutions in the PRC, where there is currently no rule or regulation requiring the financial institutions to maintain insurance to cover bank deposits in the event of bank failure. To limit exposure to credit risk relating to deposits, the Company primarily places cash deposits with large financial institutions in the PRC. The Company conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Company establishes an accounting policy for allowance for doubtful accounts based on the individual customer’s and supplier’s financial condition, credit history, and the current economic conditions.

(b)	Foreign currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company’s functional currency is the RMB, and the Company’s financial statements are presented in U.S. dollars. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect our financial results reported in the U.S. dollar terms without giving effect to any underlying changes in our business or results of operations. Currently, our assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

(c)	Significant customers

Sales revenue from three major customers was $652,478 and $602,969, or approximately 28.0% and 38.6% of the Company’s total revenues for the years ended March 31, 2022 and 2021, respectively. There were two customers each accounted for more than 10% of the Company’s total revenues for the year ended March 31, 2022 whereas there was no such customer for the year ended March 31, 2021. The Company’s accounts receivable from three major customers were $122,402 and $151,389 as of March 31, 2022 and 2021, respectively.

(d)	Significant suppliers

Purchases from two major vendors was $108,512 and $87,439, or approximately 73.6% and 86.4% of total purchases by the Company for the years ended March 31, 2022 and 2021, respectively. The Company’s accounts payable due to these vendors was $nil as of March 31, 2022 and 2021, respectively.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company’s subsidiaries not using the U.S. dollar as their functional currencies.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments to replace the incurred loss impairment methodology under U.S. GAAP. This ASU introduces a new accounting model, the Current Expected Credit Losses model (“CECL”), which could result in earlier recognition of credit losses and additional disclosures related to credit risk. The CECL model will require the Company to use a forward-looking expected credit loss impairment methodology for the recognition of credit losses for financial instruments at the time the financial asset is originated or acquired, and require a loss be incurred before it is recognized. The expected credit losses are adjusted each period for changes in expected lifetime credit losses. The new standard will apply to accounts receivable and other financial instruments. This standard is effective for the Company beginning December 15, 2022. Adoption of ASU 2016-13 will be applied using a modified retrospective approach through a cumulative-effect adjustment to retained earnings as of the effective date. The Company believes that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”, which simplifies various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The new guidance is effective for the Company for the year ending March 31, 2023. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” and issued a subsequent amendment which refines the scope of the ASU and clarifies some of its guidance as part of the FASB’s monitoring of global reference rate reform activities in January 2021 within ASU 2021-01 (collectively, including ASU 2020-04, “ASC 848”). ASC 848 provides optional expedients and exceptions for applying U.S. GAAP on contract modifications and hedge accounting to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform, if certain criteria are met. The ASU 2020-04 is effective for all entities as of March 12, 2020, through December 31, 2022, at which time transition is expected to be complete. As the Company do not fall within the scope of Topic 848 or have contracts with references to a reference rate expected to be discontinued, the Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In August 2020, the FASB issued ASU 2020-06, “Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies an issuer’s accounting for certain convertible instruments and the application of derivatives scope exception for contracts in an entity’s own equity. This guidance also addresses how convertible instruments are accounted for in the diluted earnings per share calculation and required enhanced disclosures about the terms of convertible instruments and contracts in an entity’s own equity. The new guidance is required to be applied either retrospectively to financial instruments outstanding as of the beginning of the first comparable reporting period for each prior reporting period presented or retrospectively with the cumulative effect of the change to be recognized as an adjustment to the opening balance of retained earnings at the date of adoption. This guidance is effective for the Company for the year ending March 31, 2024. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In May 2021, the FASB issued ASU 2021-04, “Earnings per share (Topic 260), Debt – Modifications and Extinguishments (Subtopic 470-50), Compensation – Stock Compensation (Topic 718), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options”, which codify the final consensus reached by of the FASB Emerging Issues Task Force on how an issuer should account for modifications made to equity-classified written call options (hereafter referred to as a warrant to purchase the issuer’s common stock). This guidance in the ASU requires the issuer to treat a modification of an equity-classified warrant that does not cause the warrant to become liability-classified as an exchange of the original warrant for a new warrant. This guidance applies whether the modification is structured as an amendment to the terms and conditions of the warrant or as termination of the original warrant and issuance of a new warrant. This guidance is effective for the Company for the year beginning after December 15, 2021. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In November 2021, the FASB issued ASU 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities About Government Assistance”, which requires the issuer to disclose information about certain types of government assistance they receive in the notes to the financial statements. ASU 2021-10 also adds a new Topic – ASC 832, Government Assistance – to the FASB’s Codification. The disclosure requirements in ASU 2021-10 apply to all entities, except for not-for-profit entities within the scope of ASC 958, Not-for-Profit Entities, and employee benefit plans within the scope of ASC 960, Plan Accounting – Defined Benefit Pension Plans, ASC 962, Plan Accounting – Defined Contribution Pension Plans, and 965, Plan Accounting – Health and Welfare Benefit Plans. The disclosure requirements in ASC 832 only apply to transactions with a government that are accounted for by analogizing to either a grant model (for example, in International Accounting Standard (IAS) 20, Accounting for Government Grants and Disclosure of Government Assistance), or a contribution model (for example, in ASC 958-605, Not-for-Profit Entities – Revenue Recognition). This disclosure requirement is effective for the Company for the year beginning after December 15, 2021. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.